(20) PRIVATE PENSION PLAN (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Net actuarial liability recognized in the statement of financial position	R$ 2,365,494	R$ 1,229,600
Present Value Of Actuarial Obligations [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Net actuarial liability recognized in the statement of financial position	9,235,076	7,596,079
Fair Value Of Plan's Assets [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Net actuarial liability recognized in the statement of financial position	(6,946,486)	(6,396,529)
Present Value of Net Obligations [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Net actuarial liability recognized in the statement of financial position	2,288,590	1,199,550
Effect Of Asset Ceiling [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Net actuarial liability recognized in the statement of financial position	76,904	30,050
Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Net actuarial liability recognized in the statement of financial position	1,721,619	907,807
Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member] | Present Value Of Actuarial Obligations [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Net actuarial liability recognized in the statement of financial position	6,164,035	5,123,238
Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member] | Fair Value Of Plan's Assets [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Net actuarial liability recognized in the statement of financial position	(4,517,265)	(4,215,431)
Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member] | Present Value of Net Obligations [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Net actuarial liability recognized in the statement of financial position	1,646,770	907,807
Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member] | Effect Of Asset Ceiling [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Net actuarial liability recognized in the statement of financial position	74,849
Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Net actuarial liability recognized in the statement of financial position	420,039	210,744
Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | Present Value Of Actuarial Obligations [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Net actuarial liability recognized in the statement of financial position	1,773,089	1,416,391
Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | Fair Value Of Plan's Assets [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Net actuarial liability recognized in the statement of financial position	(1,353,050)	(1,205,647)
Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | Present Value of Net Obligations [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Net actuarial liability recognized in the statement of financial position	420,039	210,744
Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member] | Effect Of Asset Ceiling [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Net actuarial liability recognized in the statement of financial position
CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Net actuarial liability recognized in the statement of financial position	46,340	21,129
CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Present Value Of Actuarial Obligations [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Net actuarial liability recognized in the statement of financial position	152,254	119,964
CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Fair Value Of Plan's Assets [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Net actuarial liability recognized in the statement of financial position	(105,914)	(98,836)
CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Present Value of Net Obligations [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Net actuarial liability recognized in the statement of financial position	46,340	21,129
CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member] | Effect Of Asset Ceiling [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Net actuarial liability recognized in the statement of financial position
Rio Grande Energia S.A. [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Net actuarial liability recognized in the statement of financial position
Rio Grande Energia S.A. [Member] | Present Value Of Actuarial Obligations [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Net actuarial liability recognized in the statement of financial position	464,335	382,993
Rio Grande Energia S.A. [Member] | Fair Value Of Plan's Assets [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Net actuarial liability recognized in the statement of financial position	(466,390)	(413,043)
Rio Grande Energia S.A. [Member] | Present Value of Net Obligations [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Net actuarial liability recognized in the statement of financial position	(2,055)	(30,050)
Rio Grande Energia S.A. [Member] | Effect Of Asset Ceiling [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Net actuarial liability recognized in the statement of financial position	2,055	30,050
RGE Sul Distribuidora de Energia S.A. ("RGE") Plan 2 [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Net actuarial liability recognized in the statement of financial position	177,496	89,922
RGE Sul Distribuidora de Energia S.A. ("RGE") Plan 2 [Member] | Present Value Of Actuarial Obligations [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Net actuarial liability recognized in the statement of financial position	681,363	553,493
RGE Sul Distribuidora de Energia S.A. ("RGE") Plan 2 [Member] | Fair Value Of Plan's Assets [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Net actuarial liability recognized in the statement of financial position	(503,867)	(463,571)
RGE Sul Distribuidora de Energia S.A. ("RGE") Plan 2 [Member] | Present Value of Net Obligations [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Net actuarial liability recognized in the statement of financial position	177,496	89,922
RGE Sul Distribuidora de Energia S.A. ("RGE") Plan 2 [Member] | Effect Of Asset Ceiling [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Net actuarial liability recognized in the statement of financial position